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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21664

                      Pioneer Series Trust III
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  June 30

Date of reporting period:  September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Cullen Value Fund

 Schedule of Investments  9/30/11 (unaudited)

 Shares

 Value

 COMMON STOCKS - 97.1%

 Energy - 10.7%

 Integrated Oil & Gas - 10.7%

 2,481,400

 ConocoPhillips, Inc. (b)

 $

 157,122,248

 9,381,200

 Gazprom  (A.D.R.) *

 89,590,460

 1,182,072

 Petrochina Co., Ltd. (A.D.R.) * (b)

 142,427,855

 3,063,500

 Petroleo Brasileiro SA

 68,775,575

 $

 457,916,138

 Total Energy

 $

 457,916,138

 Materials - 2.5%

 Diversified Metals & Mining - 1.7%

 4,090,983

 Anglo American Plc (b)

 $

 69,873,990

 Fertilizers & Agricultural Chemicals - 0.8%

 718,950

 The Mosaic Co. *

 $

 35,206,982

 Total Materials

 $

 105,080,972

 Capital Goods - 14.4%

 Aerospace & Defense - 8.1%

 1,421,600

 Boeing Co.

 $

 86,021,016

 2,869,600

 ITT Corp.

 120,523,200

 1,971,000

 United Technologies Corp.

 138,679,560

 $

 345,223,776

 Heavy Electrical Equipment - 3.3%

 5,152,700

 ABB, Ltd.

 $

 88,008,116

 16,600,000

 Alstom SA

 52,622,000

 $

 140,630,116

 Industrial Conglomerates - 3.0%

 1,794,850

 3M Co. (b)

 $

 128,852,282

 Total Capital Goods

 $

 614,706,174

 Transportation - 3.1%

 Railroads - 3.1%

 952,950

 Canadian National Railway Co.

 $

 63,447,411

 1,398,320

 Canadian Pacific Railway, Ltd. (b)

 67,245,209

 $

 130,692,620

 Total Transportation

 $

 130,692,620

 Automobiles & Components - 1.2%

 Auto Parts & Equipment - 1.2%

 824,600

 BorgWarner, Inc. * (b)

 $

 49,913,038

 Total Automobiles & Components

 $

 49,913,038

 Media - 3.1%

 Movies & Entertainment - 3.1%

 4,458,450

 The Walt Disney Co.

 $

 134,466,852

 Total Media

 $

 134,466,852

 Food, Beverage & Tobacco - 12.8%

 Agricultural Products - 2.3%

 2,270,000

 Archer Daniels Midland Co.

 $

 56,318,700

 737,700

 Bunge, Ltd. (b)

 43,000,533

 $

 99,319,233

 Packaged Foods & Meats - 10.5%

 4,732,600

 Kraft Foods, Inc.

 $

 158,920,708

 2,373,500

 Nestle SA (A.D.R.) * (b)

 130,779,850

 4,953,600

 Unilever NV (b)

 155,988,864

 $

 445,689,422

 Total Food, Beverage & Tobacco

 $

 545,008,655

 Household & Personal Products - 3.8%

 Household Products - 3.8%

 2,278,000

 Kimberly-Clark Corp.

 $

 161,760,780

 Total Household & Personal Products

 $

 161,760,780

 Health Care Equipment & Services - 3.5%

 Health Care Equipment - 3.5%

 3,426,700

 Covidien, Ltd.

 $

 151,117,470

 Total Health Care Equipment & Services

 $

 151,117,470

 Pharmaceuticals & Biotechnology - 13.8%

 Pharmaceuticals - 13.8%

 2,983,000

 Abbott Laboratories, Inc.

 $

 152,550,620

 2,021,300

 Bayer AG (A.D.R.)

 110,787,453

 5,117,200

 Bristol-Myers Squibb Co.

 160,577,736

 2,159,500

 Johnson & Johnson Co.

 137,581,745

 766,000

 Teva Pharmaceutical Industries, Ltd.

 28,510,520

 $

 590,008,074

 Total Pharmaceuticals & Biotechnology

 $

 590,008,074

 Diversified Financials - 5.4%

 Diversified Financeial Services - 4.5%

 4,952,300

 Bank of America Corp.

 $

 30,308,076

 2,448,140

 Citigroup, Inc.

 62,721,347

 3,307,050

 J.P. Morgan Chase & Co.

 99,608,346

 $

 192,637,769

 Investment Banking & Brokerage - 0.9%

 387,750

 Goldman Sachs Group, Inc.

 $

 36,661,763

 Total Diversified Financials

 $

 229,299,532

 Insurance - 3.9%

 Property & Casualty Insurance - 3.9%

 2,780,500

 Chubb Corp.

 $

 166,802,195

 Total Insurance

 $

 166,802,195

 Software & Services - 5.1%

 Data Processing & Outsourced Services - 1.7%

 2,703,893

 Computer Sciences Corp. *

 $

 72,599,527

 Systems Software - 3.4%

 5,869,600

 Microsoft Corp.

 $

 146,094,344

 Total Software & Services

 $

 218,693,871

 Technology Hardware & Equipment - 4.9%

 Computer Hardware - 1.4%

 2,583,000

 Hewlett-Packard Co.

 $

 57,988,350

 Technology Distributors - 3.5%

 2,657,550

 Arrow Electronics, Inc. *

 $

 73,826,739

 2,936,900

 Avnet, Inc. *

 76,594,352

 $

 150,421,091

 Total Technology Hardware & Equipment

 $

 208,409,441

 Telecommunication Services - 8.9%

 Integrated Telecommunication Services - 5.7%

 3,589,000

 AT&T Corp.

 $

 102,358,280

 3,900,000

 Verizon Communications, Inc.

 143,520,000

 $

 245,878,280

 Wireless Telecommuni Cation Services - 3.2%

 5,300,000

 Vodafone Group Plc (A.D.R.)

 $

 135,945,000

 Total Telecommunication Services

 $

 381,823,280

 TOTAL COMMON STOCKS

 Principal

 (Cost  $4,248,608,445)

 $

 4,145,699,092

 Amount ($)

 TEMPORARY CASH INVESTMENTS - 7.0%

 Repurchase Agreement - 2.2%

 18,070,000

 Barclays Plc, 0.03%, dated 9/30/11, repurchase price of $18,070,000 plus accrued interest on 10/3/11 collateralized by $18,431,400

 Freddie Mac Giant, 5.0%, 9/1/41

 $

 18,070,000

 19,070,000

 Deutschebank, 0.01%, dated 9/30/11, repurchase price of $5,785,000 plus accrued interest on 10/3/11 collateralized by the following:

 $12,036,579 U.S. Treasury Strip, 0.0%, 2/15/25-11/15/40

 $865,272 U.S. Treasury Notes, 1.375-1.5%, 2/15/13-7/31/16

 $6,583,870 U.S. Treasury Bonds, 2.125-2.375%, 1/15/25-2/15/41

 19,070,000

 19,070,000

 JPMorgan, Inc., 0.00%, dated 9/30/11, repurchase price of $19,070,000 plus accrued interest on 10/3/11 collateralized by $19,452,433 U.S. Treasury Notes

 2.25%, 7/31/18

 19,070,000

 19,070,000

 RBC Capital Markets Corp., 0.03%, dated 9/30/11, repurchase price of $19,070,000 plus accrued interest on 10/3/11 collateralized by $19,451,400 Federal National

 Mortgage Association (ARM), 3.278%, 4/1/41

 19,070,000

 20,070,000

 TD Securities, Inc., 0.04%, dated 9/30/11, repurchase price of $20,070,000 plus accrued interest on 10/3/11 collateralized by

 $20,471,456 U.S. Treasury Notes, 1.375%, 5/15/13

 20,070,000

 Total Repurchase Agreements

 $

 95,350,000

 Securities Lending Collateral  - 4.8% (c)

 Certificates of Deposit:

 4,800,425

 Bank of Montreal Chicago, 0.18%, 10/20/11

 $

 4,802,178

 4,801,922

 Bank of Montreal Chicago, 0.38%, 9/26/12

 4,802,178

 4,800,012

 Bank of Nova Scotia, 0.32%, 6/11/12

 4,802,178

 1,201,301

 Bank of Nova Scotia Houston, 0.54%, 6/11/12

 1,201,641

 5,999,530

 Canadian Imperial Bank of Commerce NY, 0.21%, 10/3/11

 6,002,723

 5,999,385

 Dnb Nor Bank ASA NY, 0.22%, 11/14/11

 6,002,356

 5,399,301

 JPMorgan Chase Bank NA, 0.28%, 5/18/12

 5,402,450

 2,999,686

 National Australia Bank NY, 0.27%, 10/19/11

 3,001,350

 4,201,472

 National Australia Bank NY, 0.31%, 1/9/12

 4,201,906

 6,602,171

 RaboBank nederland, 0.32%, 4/2/12

 6,603,704

 3,000,430

 Royal Bank of Canada NY, 0.48%, 9/10/12

 3,001,361

 5,996,578

 Skandinav Enskilda Bank NY, 0.33%, 11/9/11

 6,002,851

 2,399,192

 Wachovia Corp., 0.38%, 10/15/11

 2,401,165

 1,800,967

 Wachovia Corp., 0.48%, 3/1/12

 1,801,681

 6,001,324

 Westpac Banking Corp., NY, 0.33%, 12/6/11

 6,002,723

 $

 66,032,445

 Commercial Paper:

 2,399,470

 American Honda Finance, 0.30%, 1/11/12

 $

 2,401,089

 1,435,749

 Chariot Funding LLC, 0.16%, 10/17/11

 1,435,749

 4,802,093

 Chariot Funding LLC, 0.16%, 10/5/11

 4,802,093

 4,201,591

 Chariot Funding LLC, 0.15%,  10/19/11

 4,201,591

 1,919,771

 Commonwealth Bank of Australia, 0.28%,  12/15/11

 1,919,771

 3,657,707

 Commonwealth Bank of Australia, 0.39%, 2/23/12

 3,657,707

 3,001,201

 Falcon Asset Securitization Co., LLC, 0.16%, 10/13/11

 3,001,201

 6,002,562

 Falcon Asset Securitization Co., LLC, 0.16%, 10/7/11

 6,002,562

 2,754,744

 Federal Farm Credit, 0.18%, 8/20/12

 2,755,338

 4,318,328

 General Electric Capital Corp., 0.37%, 4/10/12

 4,321,932

 599,396

 General Electric Capital Corp., 0.42%, 7/27/12

 599,861

 660,129

 General Eletric Capital Corp., 0.48%, 11/21/11

 660,480

 3,001,330

 National Australia Funding Delaware, Inc., 0.19%, 10/3/11

 3,001,330

 5,400,169

 Nestle Capital Corp., 0.19%, 12/20/11

 5,400,169

 4,798,443

 Nordea NA, 0.28%, 1/9/12

 4,798,443

 3,848,513

 Old Line Funding LLC, 0.17%, 10/5/11

 3,848,513

 1,800,766

 Old Line Funding LLC, 0.17%, 10/7/11

 1,800,766

 4,801,562

 Procter & Gamble, 0.14%, 11/3/11

 4,801,562

 2,999,093

 Royal Bank of Canada, 0.30%, 4/30/12

 3,001,361

 3,601,310

 Sanofi Aventis SA, 0.17%, 10/20/11

 3,601,310

 1,333,199

 Straight-a Funding LLC, 0.19%, 12/9/2011

 1,333,199

 6,001,283

 Svenska HandelsBanken, 0.38%, 6/29/12

 6,002,723

 3,218,973

 Thunderbay Funding LLC, 0.17%, 10/12/11

 3,218,973

 2,404,523

 Thunderbay Funding LLC, 0.18%, 10/5/2011

 2,404,523

 1,200,009

 Thunderbay Funding LLC, 0.22%,  12/13/11

 1,200,009

 2,400,135

 Thunderbay Funding LLC, 0.22%,12/5/11

 2,400,135

 3,001,076

 Variable Funding Capital Co., LLC, 0.19%, 10/19/11

 3,001,076

 3,000,188

 Variable Funding Capital Co., LLC, 0.21%, 12/7/11

 3,000,188

 1,200,133

 Wells Fargo & Co., 0.34%, 1/24/12

 1,200,911

 $

 89,774,565

 Tri-party Repurchase Agreements:

 6,002,723

 Merrill Lynch, Inc., 0.04%, dated 9/30/11, repurchase price of

 $6,002,723 plus accrued interest on 10/3/11 collateralized by the following:

 $1,183,512 U.S. Treasury Bond, 5.0%, 5/15/37

 $4,939,272 U.S. Treasury Note, 1.75%, 5/31/16

 $

 6,002,723

 24,070,437

 RBS Securities, Inc., 0.05%, dated 9/30/11, repurchase price of

 $24,070,437 plus accrued interest on 10/3/11 collateralized by $24,552,427

 Federal Home Loan Mortgage Corp., 0.0%, 3/30/12-6/30/12

 24,070,437

 2,401,089

 Barclays Capital Markets, 0.05%, dated 9/30/11, repurchase price of

 $2,401,089 plus accrued interest on 10/3/11 collateralized by $2,449,111

 U.S. Treasury Notes, 3.125-3.625%, 2/15/21-5/15/21

 2,401,089

 Shares

 $

 32,474,249

 Money Market Mutual Funds:

 9,004,083

 Dreyfus Preferred Money Market Fund

 $

 9,004,083

 9,004,083

 Fidelity Prime Money Market Fund

 9,004,083

 $

 18,008,166

 Total Securities Lending Collateral

 $

 206,289,425

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $301,639,425)

 $

 301,639,425

 TOTAL INVESTMENT IN SECURITIES - 104.2%

 (Cost  $4,550,247,870) (a)

 $

 4,447,338,517

 OTHER ASSETS AND LIABILITIES - (4.2)%

 $

 (178,368,835)

 TOTAL NET ASSETS - 100.0%

 $

 4,268,969,682

 (A.D.R.)

 American Depositary Receipt

 *

 Non-income producing security.

 (a)

 At September 30, 2011, the net unrealized loss on investments based on cost for federal income tax purposes of $4,550,247,870 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 901,496,583

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (1,004,405,936)

 Net unrealized loss

 $

 (102,909,353)

 (b)

 At September 30, 2011, the following securities were out on loan:

 Shares

 Security

 Value

        200,000

 3M Co.

 $

 14,358,000

        511,900

 Anglo American Plc

 8,743,252

        415,700

 BorgWarner, Inc. *

 25,162,321

        177,400

 Bunge, Ltd.

 10,340,646

     1,300,000

 Canadian Pacific Railway, Ltd.

 62,517,000

        475,300

 ConocoPhillips, Inc.

 30,095,996

        251,700

 Nestle SA (A.D.R.) *

 13,868,670

        237,100

 Petrochina Co., Ltd. (A.D.R.) *

 28,568,179

        157,600

 Unilever NV

 4,962,824

 Total

 $

 198,616,888

 (c)

 Securities lending collateral is managed by Credit Suisse, New York Branch.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of September 30, 2011, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

  $       4,145,699,092

  $                   -

  $                -

  $   4,145,699,092

 Temporary Cash Investments

                              -

      283,631,259

                    -

          283,631,259

 Money Market Mutual Funds

                18,008,166

                       -

                    -

            18,008,166

 Total

  $       4,163,707,258

  $  283,631,259

  $                -

  $   4,447,338,517

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust III

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2011

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 29, 2011

* Print the name and title of each signing officer under his or her signature.